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                                 PROTALEX, INC.
                             145 Union Square Drive
                               New Hope, PA 18938



                                 July 13, 2005


VIA EDGAR

Securities and Exchange Commission
Attn: Greg Belliston, Esq.
450 Fifth Street, N.W.
Washington D.C. 20549-0409


     RE: PROTALEX, INC. (THE "COMPANY")
         REGISTRATION STATEMENT ON FORM SB-2
         FILED ON JUNE 16, 2005
         FILE NO. 333-125866

Mr. Belliston:

     We are filing today Pre-effective Amendment Number 1 to the above-referenced registration statement. In response to your comment letter dated June 27, 2005, the amendment includes a revised audit report on page F-2, which is in compliance with PCAOB Auditing Standard 1.

     Further, in accordance with Rule 461 under the Securities Act of 1933, as amended, we hereby request acceleration of the effective date of the Company's Registration Statement on Form SB-2 filed on June 16, 2005, as amended, so that it may become effective at 12:00 p.m. on Thursday, July 14, 2005, or as soon thereafter as may be practicable.

     The Company hereby confirms that it is aware of its responsibilities under the Securities Act of 1933 and the Securities Exchange Act of 1934 as they relate to the public offering of the securities covered by the above-referenced Registration Statement. The Company also states the following with respect to the Registration Statement:

     1. The Company acknowledges that should the Commission or the Staff, acting pursuant to delegated authority declare the Registration Statement effective, such action does not foreclose the Commission from taking any action with respect to the Registration Statement.

     2. The Company further acknowledges that the action of the Commission or the Staff, acting pursuant to delegated authority, in declaring the Registration Statement effective does not relieve the Company from its full responsibility for the adequacy and accuracy of the disclosures in the Registration Statement.
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Greg Belliston, Esq.                                                  Reed Smith
July 13, 2005
Page 2



     3. The Company acknowledges that it may not assert Staff comments and the declaration of effectiveness as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

     Please direct any questions or concerns to Donald C. Reinke, Esq. at (510) 466-6899 or to the undersigned at (215) 862-9720.


                                        PROTALEX, INC.


                                        By:      /s/ Marc L. Rose
                                            -----------------------------------
                                            Marc L. Rose,
                                            Vice President, Finance and
                                            Chief Financial Officer




cc: Donald C. Reinke, Esq.